UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Mid Cap 400® Index Fund
(Institutional and Initial Class)
Annual Report
December 31, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
Global stocks were volatile in 2016 rising 9.7%. Global stocks fell sharply in the first six weeks of the year on fears of a global slowdown due to slower growth in China. Stocks subsequently rebounded as a Chinese fiscal stimulus program boosted Chinese growth and eased recessionary fears. Continued accommodative global monetary policies and a rebound in the oil price which eased concerns over credit related stresses in the energy sector also contributed to the rebound.
The surprise “Brexit” result in the U.K. in June led to a 6% decline in global stocks on fears of an economic slowdown and political contagion to Europe. Markets rebounded again on supportive central bank reactions, more resilient U.K. economic data than expected and an improvement in global macro releases in the second half of the year.
Towards year end, in the immediate hours post the election of Donald Trump as U.S. president, global stocks fell on fears of potential trade restrictions with negative implications for growth. Stocks however quickly recovered and rallied into year-end on a “reflation” theme as investor focus switched to the positive aspects of President-elect Trump’s policy agenda. Hopes for fiscal stimulus under the new administration led to expectations of higher growth and inflation and an improved earnings outlook in 2017.
The Great-West S&P Mid Cap 400® Index Fund (Institutional Class shares) returned 20.43% compared to 20.74% for its benchmark index, the S&P MidCap 400® Index. The index outperformed the S&P 500® Index substantially while underperforming the S&P SmallCap 600® Index. These indices posted returns of 11.96% and 26.56% respectively. More than half of the S&P MidCap 400® Index gains were generated in the late year rally post the U.S. presidential election. Similar to small caps, mid cap stocks were viewed as relative beneficiaries of the expected reduction in U.S. corporate tax rates under the new Trump administration given their domestic bias while the stronger U.S. dollar towards year end was a relative negative for large cap stocks with significant overseas operations.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from January 20, 2011 (inception) through December 31, 2011.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	20.43%	N/A	7.81%
Initial Class	19.96%	14.64%	11.53%
(a) Institutional Class inception date was May 1, 2015.
(b) Initial Class inception date was January 20, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2016
Sector	Percentage of Fund Investments
Financial	24.30%
Industrial	16.58
Consumer, Non-cyclical	13.86
Technology	11.04
Consumer, Cyclical	10.54
Utilities	4.92
Basic Materials	4.67
Energy	3.74
Communications	2.61
Short Term Investments	7.74
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,116.50	$1.33
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$1.27
Initial Class
Actual	$1,000.00	$1,115.00	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.05
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class and 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.94%
50,038	Allegheny Technologies Inc(a)	$ 797,105
27,997	Ashland Global Holdings Inc	3,059,792
27,797	Cabot Corp	1,404,860
21,475	Carpenter Technology Corp	776,751
51,831	Commercial Metals Co	1,128,879
15,366	Compass Minerals International Inc(a)	1,203,926
28,720	Domtar Corp	1,120,942
15,771	Minerals Technologies Inc	1,218,310
4,202	NewMarket Corp	1,780,976
74,610	Olin Corp	1,910,762
37,501	PolyOne Corp	1,201,532
32,758	Reliance Steel & Aluminum Co	2,605,571
29,320	Royal Gold Inc	1,857,422
60,184	RPM International Inc	3,239,705
20,251	Sensient Technologies Corp	1,591,323
110,070	Steel Dynamics Inc	3,916,291
77,855	United States Steel Corp	2,569,993
32,903	Valspar Corp	3,409,080
49,103	Versum Materials Inc(b)	1,378,321
19,779	Worthington Industries Inc	938,316
		37,109,857
Communications — 2.76%
26,276	AMC Networks Inc Class A(b)	1,375,286
86,078	ARRIS International PLC(b)	2,593,530
2,115	Cable One Inc	1,314,959
62,904	Ciena Corp(b)	1,535,487
20,099	Comscore Inc(b)	634,726
18,028	FactSet Research Systems Inc	2,946,316
15,473	InterDigital Inc	1,413,459
20,202	John Wiley & Sons Inc Class A	1,101,009
16,390	Meredith Corp	969,469
24,376	NeuStar Inc Class A(a)(b)	814,158
56,429	New York Times Co Class A	750,506
14,924	Plantronics Inc	817,238
42,143	Telephone & Data Systems Inc	1,216,668
44,777	Time Inc	799,270
23,523	ViaSat Inc(b)	1,557,693
17,406	WebMD Health Corp(b)	862,815
		20,702,589
Consumer, Cyclical — 11.15%
77,051	American Eagle Outfitters Inc	1,168,864
20,421	Big Lots Inc(a)	1,025,338
22,451	Brinker International Inc(a)	1,111,998
40,442	Brunswick Corp	2,205,707
8,261	Buffalo Wild Wings Inc(b)	1,275,498
23,215	Cabela's Inc Class A(b)	1,359,238
32,707	CalAtlantic Group Inc	1,112,365
22,288	Carter's Inc	1,925,460
17,625	Casey's General Stores Inc	2,095,260
19,891	Cheesecake Factory Inc	1,191,073
Shares		Fair Value
Consumer, Cyclical — (continued)
58,314	Chico's FAS Inc	$ 839,139
5,656	Churchill Downs Inc	850,945
47,367	Cinemark Holdings Inc	1,816,998
46,039	Copart Inc(b)	2,551,021
10,949	Cracker Barrel Old Country Store Inc(a)	1,828,264
33,764	CST Brands Inc	1,625,737
65,787	Dana Holding Corp	1,248,637
14,737	Deckers Outdoor Corp(b)	816,283
39,613	Dick's Sporting Goods Inc	2,103,450
21,705	Domino's Pizza Inc	3,456,304
41,395	Dunkin' Brands Group Inc	2,170,754
18,719	Fossil Group Inc(a)(b)	484,073
45,991	GameStop Corp Class A(a)	1,161,733
26,900	Herman Miller Inc	919,980
19,947	HNI Corp	1,115,436
13,854	HSN Inc	475,192
11,927	International Speedway Corp Class A	438,914
14,571	Jack in the Box Inc	1,626,707
137,562	JC Penney Co Inc(b)	1,143,140
146,146	JetBlue Airways Corp(b)	3,276,593
56,694	Kate Spade & Co(b)	1,058,477
38,184	KB Home(a)	603,689
20,207	MSC Industrial Direct Co Inc Class A	1,866,925
1,603	NVR Inc(b)	2,675,407
238,341	Office Depot Inc	1,077,301
9,856	Panera Bread Co Class A(a)(b)	2,021,367
12,035	Papa John's International Inc	1,029,955
27,113	Polaris Industries Inc(a)	2,233,840
18,662	Pool Corp	1,947,193
17,555	Restoration Hardware Holdings Inc(a)(b)	538,939
65,500	Sally Beauty Holdings Inc(b)	1,730,510
19,982	Scotts Miracle-Gro Co Class A	1,909,280
60,564	Skechers U.S.A. Inc Class A(b)	1,488,663
22,961	Tempur Sealy International Inc(a)(b)	1,567,777
28,970	Texas Roadhouse Inc	1,397,513
21,471	Thor Industries Inc	2,148,174
67,371	Toll Brothers Inc(b)	2,088,501
49,166	Toro Co	2,750,838
65,017	Tri Pointe Group Inc(b)	746,395
23,031	Tupperware Brands Corp	1,211,891
26,549	Vista Outdoor Inc(b)	979,658
11,795	Watsco Inc	1,747,075
90,506	Wendy's Co	1,223,641
36,768	Williams-Sonoma Inc(a)	1,779,204
32,204	World Fuel Services Corp	1,478,486
		83,720,800
Consumer, Non-Cyclical — 14.66%
28,801	Aaron's Inc(a)	921,344
18,131	ABIOMED Inc(b)	2,043,001
39,505	Akorn Inc(b)	862,394
33,816	Align Technology Inc(b)	3,250,732
40,061	Avis Budget Group Inc(b)	1,469,437
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
201,035	Avon Products Inc(b)	$ 1,013,216
9,454	Bio-Rad Laboratories Inc Class A(b)	1,723,275
17,025	Bio-Techne Corp	1,750,681
4,003	Boston Beer Co Inc Class A(a)(b)	679,910
56,366	Catalent Inc(b)	1,519,627
14,312	CEB Inc	867,307
21,493	Charles River Laboratories International Inc(b)	1,637,552
38,990	CoreLogic Inc(b)	1,436,002
40,853	Dean Foods Co	889,778
21,823	Deluxe Corp	1,562,745
25,547	DeVry Education Group Inc(a)	797,066
26,144	Edgewell Personal Care Co(b)	1,908,251
82,883	Flowers Foods Inc(a)	1,655,174
18,837	FTI Consulting Inc(b)	849,172
37,294	Gartner Inc Class A(b)	3,769,305
32,997	Globus Medical Inc Class A(b)	818,656
2,099	Graham Holdings Co Class B	1,074,583
46,317	Hain Celestial Group Inc(b)	1,807,752
21,459	Halyard Health Inc(b)	793,554
40,814	HealthSouth Corp	1,683,169
12,581	Helen of Troy Ltd(b)	1,062,465
26,947	Hill-Rom Holdings Inc	1,512,805
40,475	IDEXX Laboratories Inc(b)	4,746,503
32,670	Ingredion Inc	4,082,443
62,498	Lamb Weston Holdings Inc(b)	2,365,549
8,909	Lancaster Colony Corp	1,259,643
18,082	LifePoint Health Inc(b)	1,027,058
19,752	LivaNova PLC(a)(b)	888,247
59,909	Live Nation Entertainment Inc(b)	1,593,579
30,273	ManpowerGroup Inc	2,690,361
16,965	MarketAxess Holdings Inc	2,492,498
41,524	MEDNAX Inc(b)	2,767,990
18,872	Molina Healthcare Inc(a)(b)	1,023,995
22,871	NuVasive Inc(b)	1,540,591
27,768	Owens & Minor Inc	979,933
23,988	PAREXEL International Corp(a)(b)	1,576,491
29,054	Post Holdings Inc(a)(b)	2,335,651
23,859	Prestige Brands Holdings Inc(b)	1,243,054
63,638	ResMed Inc	3,948,738
43,405	Rollins Inc	1,466,221
85,942	Service Corp International	2,440,753
38,624	Snyder's-Lance Inc	1,480,844
20,745	Sotheby's (a)(b)	826,896
61,376	Sprouts Farmers Market Inc(b)	1,161,234
38,462	STERIS Corp	2,591,954
19,887	Teleflex Inc	3,204,790
37,227	Tenet Healthcare Corp(b)	552,449
7,374	Tootsie Roll Industries Inc(a)	293,116
25,801	TreeHouse Foods Inc(a)(b)	1,862,574
22,769	United Natural Foods Inc(b)	1,086,537
19,148	United Therapeutics Corp(a)(b)	2,746,398
36,424	VCA Inc(b)	2,500,508
19,994	WellCare Health Plans Inc(b)	2,740,777
33,038	West Pharmaceutical Services Inc	2,802,614
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
17,241	WEX Inc(b)	$ 1,924,096
80,008	WhiteWave Foods Co Class A(b)	4,448,445
		110,051,483
Energy — 3.95%
80,295	CONSOL Energy Inc	1,463,778
179,071	Denbury Resources Inc(a)(b)	658,981
28,187	Diamond Offshore Drilling Inc(a)(b)	498,910
16,747	Dril-Quip Inc(b)	1,005,657
43,770	Energen Corp(b)	2,524,216
138,667	Ensco PLC Class A	1,347,843
70,895	Gulfport Energy Corp(b)	1,534,168
79,366	HollyFrontier Corp	2,600,030
16,386	Murphy USA Inc(b)	1,007,248
127,368	Nabors Industries Ltd	2,088,835
111,450	Noble Corp PLC(a)	659,784
49,576	NOW Inc(b)	1,014,821
44,447	Oceaneering International Inc	1,253,850
22,961	Oil States International Inc(b)	895,479
66,287	Patterson-UTI Energy Inc	1,784,446
108,800	QEP Resources Inc(b)	2,003,008
57,609	Rowan Cos PLC Class A(b)	1,088,234
43,757	SM Energy Co	1,508,741
68,289	Superior Energy Services Inc	1,152,718
35,381	Western Refining Inc	1,339,171
155,060	WPX Energy Inc(b)	2,259,224
		29,689,142
Financial — 25.71%
20,682	Alexander & Baldwin Inc	928,001
35,851	Alexandria Real Estate Equities Inc REIT	3,984,122
6,961	Alleghany Corp(b)	4,233,123
59,635	American Campus Communities Inc REIT	2,968,034
32,933	American Financial Group Inc	2,902,056
27,184	Aspen Insurance Holdings Ltd	1,495,120
67,555	Associated Banc-Corp	1,668,609
38,370	BancorpSouth Inc	1,191,389
19,273	Bank of Hawaii Corp(a)	1,709,322
40,764	Bank of the Ozarks Inc	2,143,779
51,589	Brown & Brown Inc	2,314,283
39,492	Camden Property Trust REIT	3,320,092
37,495	Care Capital Properties Inc	937,375
33,113	Cathay General Bancorp	1,259,287
36,629	CBOE Holdings Inc(a)	2,706,517
31,856	Chemical Financial Corp	1,725,640
77,569	CNO Financial Group Inc	1,485,446
39,241	Commerce Bancshares Inc	2,268,522
63,006	Communications Sales & Leasing Inc REIT(b)	1,600,982
53,104	CoreCivic Inc REIT	1,298,924
43,017	Corporate Office Properties Trust REIT	1,342,991
156,327	Cousins Properties Inc REIT	1,330,343
25,245	Cullen/Frost Bankers Inc(a)	2,227,366
40,761	DCT Industrial Trust Inc REIT	1,951,637
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Financial — (continued)
64,665	Douglas Emmett Inc REIT	$ 2,364,152
160,123	Duke Realty Corp REIT	4,252,867
64,891	East West Bancorp Inc	3,298,410
51,205	Eaton Vance Corp	2,144,465
32,978	Education Realty Trust Inc REIT	1,394,969
28,993	Endurance Specialty Holdings Ltd	2,678,953
28,611	EPR Properties REIT	2,053,411
42,220	Equity One Inc REIT	1,295,732
18,452	Everest Re Group Ltd	3,993,013
41,863	Federated Investors Inc Class B	1,183,886
50,115	First American Financial Corp	1,835,712
106,525	First Horizon National Corp	2,131,565
53,052	First Industrial Realty Trust Inc REIT	1,488,109
93,463	FNB Corp	1,498,212
77,495	Fulton Financial Corp	1,456,906
229,325	Genworth Financial Inc Class A(b)	873,728
37,585	Hancock Holding Co	1,619,914
19,183	Hanover Insurance Group Inc	1,745,845
52,074	Healthcare Realty Trust Inc REIT	1,578,884
44,969	Highwoods Properties Inc REIT	2,293,869
74,556	Hospitality Properties Trust REIT	2,366,407
26,113	International Bancshares Corp	1,065,410
64,303	Janus Capital Group Inc	853,301
20,316	Jones Lang LaSalle Inc	2,052,729
21,831	Kemper Corp	967,113
41,575	Kilroy Realty Corp REIT	3,044,121
37,340	Lamar Advertising Co REIT Class A	2,510,742
51,052	LaSalle Hotel Properties REIT	1,555,554
40,317	Legg Mason Inc	1,205,881
66,340	Liberty Property Trust REIT	2,620,430
21,180	Life Storage Inc	1,805,807
39,930	Mack-Cali Realty Corp REIT	1,158,769
32,355	MB Financial Inc	1,528,127
143,022	Medical Properties Trust Inc REIT	1,759,171
16,362	Mercury General Corp	985,156
66,389	National Retail Properties Inc REIT	2,934,394
219,877	New York Community Bancorp Inc	3,498,243
109,675	Old Republic International Corp	2,083,825
87,529	Omega Healthcare Investors Inc REIT	2,736,157
54,299	PacWest Bancorp	2,956,038
18,733	Potlatch Corp REIT	780,229
21,011	Primerica Inc	1,452,911
35,971	PrivateBancorp Inc	1,949,268
31,210	Prosperity Bancshares Inc	2,240,254
42,241	Quality Care Properties Inc REIT(b)	654,736
Shares		Fair Value
Financial — (continued)
57,041	Raymond James Financial Inc	$ 3,951,230
56,049	Rayonier Inc REIT	1,490,903
47,172	Regency Centers Corp REIT	3,252,509
28,987	Reinsurance Group of America Inc	3,647,434
18,579	RenaissanceRe Holdings Ltd	2,530,831
60,673	SEI Investments Co	2,994,819
106,621	Senior Housing Properties Trust REIT	2,018,336
24,235	Signature Bank(b)	3,640,097
192,379	SLM Corp(b)	2,120,017
29,791	Stifel Financial Corp(b)	1,488,060
23,508	SVB Financial Group(b)	4,035,383
55,211	Synovus Financial Corp	2,268,068
43,369	Tanger Factory Outlet Centers Inc REIT	1,551,743
27,140	Taubman Centers Inc REIT	2,006,460
78,207	TCF Financial Corp	1,532,075
30,526	Trustmark Corp	1,088,252
19,689	UMB Financial Corp	1,518,416
98,945	Umpqua Holdings Corp	1,858,187
41,202	Urban Edge Properties REIT	1,133,467
114,905	Valley National Bancorp	1,337,494
38,290	Waddell & Reed Financial Inc Class A(a)	747,038
40,101	Washington Federal Inc	1,377,469
83,709	Washington Prime Group Inc	871,411
41,304	Webster Financial Corp(a)	2,241,981
53,118	Weingarten Realty Investors REIT	1,901,093
51,514	WisdomTree Investments Inc(a)	573,866
43,834	WR Berkley Corp	2,915,399
		193,032,373
Industrial — 17.54%
69,445	AECOM (b)	2,525,020
30,321	AGCO Corp	1,754,373
66,678	AO Smith Corp	3,157,203
28,301	AptarGroup Inc	2,078,708
40,443	Arrow Electronics Inc(b)	2,883,586
57,618	Avnet Inc	2,743,193
45,671	B/E Aerospace Inc	2,748,937
19,014	Belden Inc	1,421,677
42,305	Bemis Co Inc	2,023,025
29,118	Carlisle Cos Inc	3,211,424
21,859	CLARCOR Inc	1,802,712
23,335	Clean Harbors Inc(b)	1,298,593
38,952	Cognex Corp	2,478,126
22,771	Crane Co	1,642,245
45,010	Cree Inc(a)(b)	1,187,814
19,950	Curtiss-Wright Corp	1,962,282
59,616	Donaldson Co Inc(a)	2,508,641
14,205	Dycom Industries Inc(a)(b)	1,140,519
21,679	Eagle Materials Inc	2,136,032
27,160	EMCOR Group Inc	1,921,842
27,825	Energizer Holdings Inc	1,241,273
19,700	EnerSys	1,538,570
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Industrial — (continued)
13,598	Esterline Technologies Corp(b)	$ 1,212,942
17,829	GATX Corp(a)	1,097,910
27,696	Genesee & Wyoming Inc Class A(b)	1,922,379
128,446	Gentex Corp	2,529,102
25,057	Graco Inc	2,081,986
17,769	Granite Construction Inc	977,295
11,568	Greif Inc Class A	593,554
23,241	Hubbell Inc	2,712,225
20,931	Huntington Ingalls Industries Inc Class A	3,855,281
34,389	IDEX Corp	3,097,073
39,817	ITT Inc	1,535,742
83,485	Jabil Circuit Inc(a)	1,976,090
44,501	Joy Global Inc	1,246,028
64,270	KBR Inc	1,072,666
36,165	Kennametal Inc	1,130,518
76,399	Keysight Technologies Inc(b)	2,793,911
24,564	Kirby Corp(b)	1,633,506
23,785	KLX Inc(b)	1,072,941
40,233	Knowles Corp(a)(b)	672,293
18,679	Landstar System Inc	1,593,319
17,490	Lennox International Inc(a)	2,678,943
28,020	Lincoln Electric Holdings Inc	2,148,293
10,284	Littelfuse Inc	1,560,803
64,206	Louisiana-Pacific Corp(b)	1,215,420
14,022	MSA Safety Inc	972,145
47,648	National Instruments Corp	1,468,511
24,011	Nordson Corp	2,690,433
31,262	Old Dominion Freight Line Inc(b)	2,681,967
26,384	Orbital ATK Inc	2,314,668
33,761	Oshkosh Corp	2,181,298
74,087	Owens-Illinois Inc(b)	1,289,855
42,158	Packaging Corp of America	3,575,842
20,475	Regal Beloit Corp	1,417,894
17,219	Silgan Holdings Inc	881,268
45,076	Sonoco Products Co	2,375,505
16,067	Tech Data Corp(b)	1,360,554
15,836	Teledyne Technologies Inc(b)	1,947,828
47,313	Terex Corp	1,491,779
31,441	Timken Co	1,248,208
112,811	Trimble Navigation Ltd(b)	3,401,252
68,655	Trinity Industries Inc	1,905,863
21,849	Triumph Group Inc	578,999
10,261	Valmont Industries Inc	1,445,775
60,808	Vishay Intertechnology Inc(a)	985,090
40,211	Wabtec Corp(a)	3,338,317
20,594	Werner Enterprises Inc	555,008
24,972	Woodward Inc	1,724,317
23,633	Zebra Technologies Corp Class A(b)	2,026,766
		131,675,157
Technology — 11.68%
48,910	3D Systems Corp(a)(b)	650,014
52,442	ACI Worldwide Inc(b)	951,822
34,450	Acxiom Corp(b)	923,260
Shares		Fair Value
Technology — (continued)
343,110	Advanced Micro Devices Inc(b)	$ 3,890,867
83,027	Allscripts Healthcare Solutions Inc(b)	847,706
39,063	ANSYS Inc(b)	3,612,937
53,757	Broadridge Financial Solutions Inc	3,564,089
180,202	Brocade Communications Systems Inc	2,250,723
129,435	Cadence Design Systems Inc(b)	3,264,351
67,491	CDK Global Inc	4,028,538
28,658	Cirrus Logic Inc(b)	1,620,323
18,927	CommVault Systems Inc(b)	972,848
63,570	Computer Sciences Corp	3,777,329
43,054	Convergys Corp(a)	1,057,406
145,726	Cypress Semiconductor Corp	1,667,105
33,765	Diebold Inc	849,190
14,407	DST Systems Inc	1,543,710
13,968	Fair Isaac Corp	1,665,265
66,896	Fortinet Inc(b)	2,014,908
60,445	Integrated Device Technology Inc(b)	1,424,084
62,255	Intersil Corp Class A	1,388,286
16,887	IPG Photonics Corp(b)	1,666,916
21,817	j2 Global Inc	1,784,631
35,258	Jack Henry & Associates Inc	3,130,205
64,190	Leidos Holdings Inc	3,282,677
32,512	Manhattan Associates Inc(b)	1,724,111
29,607	MAXIMUS Inc	1,651,775
49,443	Mentor Graphics Corp	1,823,952
51,757	Microsemi Corp(b)	2,793,325
16,834	Monolithic Power Systems Inc	1,379,210
42,491	MSCI Inc Class A	3,347,441
56,024	NCR Corp(b)	2,272,333
41,591	NetScout Systems Inc(b)	1,310,117
51,956	PTC Inc(b)	2,404,004
20,349	Science Applications International Corp	1,725,595
18,846	Silicon Laboratories Inc(b)	1,224,990
15,575	Synaptics Inc(a)(b)	834,509
12,993	SYNNEX Corp	1,572,413
68,321	Synopsys Inc(b)	4,021,374
90,707	Teradyne Inc	2,303,958
15,121	Tyler Technologies Inc(b)	2,158,825
13,049	Ultimate Software Group Inc(b)	2,379,485
50,495	VeriFone Systems Inc(b)	895,276
		87,651,883
Utilities — 5.21%
79,946	Aqua America Inc	2,401,578
46,934	Atmos Energy Corp	3,480,156
23,823	Black Hills Corp	1,461,303
97,193	Great Plains Energy Inc	2,658,228
49,080	Hawaiian Electric Industries Inc	1,623,076
22,546	IDACORP Inc	1,816,080
88,158	MDU Resources Group Inc	2,536,306
38,337	National Fuel Gas Co	2,171,408
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Utilities — (continued)
38,804	New Jersey Resources Corp	$ 1,377,542
21,788	NorthWestern Corp	1,239,083
90,154	OGE Energy Corp	3,015,651
23,780	ONE Gas Inc	1,520,969
36,099	PNM Resources Inc	1,238,196
21,493	Southwest Gas Corp	1,646,794
78,092	UGI Corp	3,598,479
37,144	Vectren Corp	1,937,060
64,008	Westar Energy Inc	3,606,851
23,194	WGL Holdings Inc	1,769,238
		39,097,998
TOTAL COMMON STOCK — 97.60% (Cost $601,046,629)		$ 732,731,282
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.00%
$10,200,000	Federal Home Loan Bank 0.30%, 01/03/2017	10,199,745
4,800,000	Federal Home Loan Mortgage Corp 0.46%, 01/03/2017	4,799,820
		14,999,565
Repurchase Agreements — 6.19%
11,044,257	Undivided interest of 11.41% in a repurchase agreement (principal amount/value $96,803,309 with a maturity value of $96,808,257) with HSBC Securities (USA) Inc, 0.46%, dated 12/30/16 to be repurchased at $11,044,257 on 1/3/17 collateralized by U.S. Treasury securities, 1.38% - 3.75%, 11/30/18 - 11/15/43, with a value of $98,739,913.(c)	11,044,257
11,044,257	Undivided interest of 11.41% in a repurchase agreement (principal amount/value $96,803,309 with a maturity value of $96,809,010) with Citigroup Global Markets Inc, 0.53%, dated 12/30/16 to be repurchased at $11,044,257 on 1/3/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 8.50%, 12/1/17 - 1/1/47, with a value of $98,739,374.(c)	11,044,257
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$11,044,257	Undivided interest of 11.62% in a repurchase agreement (principal amount/value $95,070,496 with a maturity value of $95,075,989) with Daiwa Capital Markets America Inc, 0.52%, dated 12/30/16 to be repurchased at $11,044,257 on 1/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 3/2/17 - 2/1/49, with a value of $96,971,906.(c)
$ 11,044,257
11,044,256	Undivided interest of 29.83% in a repurchase agreement (principal amount/value $37,040,689 with a maturity value of $37,042,788) with Scotia Capital (USA) Inc, 0.51%, dated 12/30/16 to be repurchased at $11,044,256 on 1/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.00% - 4.00%, 12/31/17 - 10/20/46, with a value of $37,783,651.(c)	11,044,256
2,324,298	Undivided interest of 29.83% in a repurchase agreement (principal amount/value $7,795,447 with a maturity value of $7,795,880) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 12/30/16 to be repurchased at $2,324,298 on 1/3/17 collateralized by U.S. Treasury securities, 0.69% - 2.00%, 10/31/18 - 11/30/22, with a value of $7,951,357.(c)	2,324,298
46,501,325
SHORT TERM INVESTMENTS — 8.19% (Cost $61,500,890)		$ 61,500,890
TOTAL INVESTMENTS — 105.79% (Cost $662,547,519)		$ 794,232,172
OTHER ASSETS & LIABILITIES, NET — (5.79)%		$ (43,478,299)
TOTAL NET ASSETS — 100.00%		$ 750,753,873
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2016
(a)	All or a portion of the security is on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At December 31, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
S&P Mid 400® Emini Long Futures	109	USD	18,084,190	March 2017	$(273,250)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2016
Great-West S&P Mid Cap 400® Index Fund
ASSETS:
Investments in securities, fair value (including $45,471,934 of securities on loan)(a)	$747,730,847
Repurchase agreements, fair value(b)	46,501,325
Cash	1,541,332
Margin deposits	730,300
Subscriptions receivable	1,634,107
Variation margin on futures contracts	138,935
Dividends receivable	939,678
Total Assets	799,216,524
LIABILITIES:
Payable to investment adviser	160,359
Payable for administrative services fees	94,513
Payable upon return of securities loaned	46,501,325
Redemptions payable	1,706,454
Total Liabilities	48,462,651
NET ASSETS	$750,753,873
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,590,763
Paid-in capital in excess of par	603,694,195
Net unrealized appreciation	131,411,403
Accumulated net realized gain	9,057,512
NET ASSETS	$750,753,873
NET ASSETS BY CLASS
Initial Class	$321,815,934
Institutional Class	$428,937,939
CAPITAL STOCK:
Authorized
Initial Class	40,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	20,953,211
Institutional Class	44,954,417
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$15.36
Institutional Class	$9.54
(a) Cost of investments	$616,046,194
(b) Cost of repurchase agreements	$46,501,325
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2016
Great-West S&P Mid Cap 400® Index Fund
INVESTMENT INCOME:
Interest	$22,622
Income from securities lending	275,503
Dividends	12,182,849
Total Income	12,480,974
EXPENSES:
Management fees	1,727,213
Administrative services fees – Initial Class	971,506
Total Expenses	2,698,719
NET INVESTMENT INCOME	9,782,255
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	40,500,591
Net realized gain on futures contracts	1,735,903
Net Realized Gain	42,236,494
Net change in unrealized appreciation on investments	82,778,303
Net change in unrealized depreciation on futures contracts	(299,462)
Net Change in Unrealized Appreciation	82,478,841
Net Realized and Unrealized Gain	124,715,335
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$134,497,590
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West S&P Mid Cap 400® Index Fund	2016	2015
OPERATIONS:
Net investment income	$9,782,255	$7,534,022
Net realized gain	42,236,494	35,526,709
Net change in unrealized appreciation (depreciation)	82,478,841	(61,469,252)
Net Increase (Decrease) in Net Assets Resulting from Operations	134,497,590	(18,408,521)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(1,668,411)	(2,269,377)
Institutional Class	(7,393,932)	(6,522,460)
From net investment income	(9,062,343)	(8,791,837)
From net realized gains
Initial Class	(11,575,526)	(13,299,898)
Institutional Class	(24,337,727)	(28,781,419)
From net realized gains	(35,913,253)	(42,081,317)
Total Distributions	(44,975,596)	(50,873,154)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	167,870,798	208,582,018
Institutional Class	91,428,328	462,221,231
Shares issued in reinvestment of distributions
Initial Class	13,243,937	15,569,275
Institutional Class	31,731,659	35,303,879
Shares redeemed
Initial Class	(138,338,524)	(519,224,438)
Institutional Class	(116,843,475)	(65,995,189)
Net Increase in Net Assets Resulting from Capital Share Transactions	49,092,723	136,456,776
Total Increase in Net Assets	138,614,717	67,175,101
NET ASSETS:
Beginning of year	612,139,156	544,964,055
End of year	$750,753,873	$612,139,156
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	11,934,160	13,998,943
Institutional Class	10,369,394	46,602,779
Shares issued in reinvestment of distributions
Initial Class	867,416	1,132,405
Institutional Class	3,345,562	3,990,220
Shares redeemed
Initial Class	(9,701,895)	(34,406,313)
Institutional Class	(12,461,951)	(6,891,587)
Net Increase	4,352,686	24,426,447
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Initial Class
12/31/2016	$13.35	0.17	2.50	2.67	(0.08)	(0.58)	(0.66)	$15.36	19.96%
12/31/2015	$14.68	0.15	(0.55)	(0.40)	(0.14)	(0.79)	(0.93)	$13.35	(2.77%)
12/31/2014	$14.10	0.14	1.17	1.31	(0.21)	(0.52)	(0.73)	$14.68	9.21%
12/31/2013	$10.97	0.13	3.45	3.58	(0.21)	(0.24)	(0.45)	$14.10	32.71%
12/31/2012	$ 9.59	0.13	1.50	1.63	(0.16)	(0.09)	(0.25)	$10.97	17.12%
Institutional Class
12/31/2016	$ 8.55	0.14	1.60	1.74	(0.17)	(0.58)	(0.75)	$ 9.54	20.43%
12/31/2015 (c)	$10.00	0.10	(0.68)	(0.58)	(0.16)	(0.71)	(0.87)	$ 8.55	(5.88%) (d)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Initial Class
12/31/2016	$321,816	0.60%	0.60%	N/A	1.21%	30%
12/31/2015	$238,419	0.60%	0.60%	N/A	1.00%	25%
12/31/2014	$544,964	0.60%	0.60%	N/A	0.98%	20%
12/31/2013	$431,206	0.60%	0.60%	0.97%	0.97%	13%
12/31/2012	$255,718	0.60%	0.60%	1.24%	1.24%	10%
Institutional Class
12/31/2016	$428,938	0.25%	0.25%	N/A	1.55%	30%
12/31/2015 (c)	$373,720	0.25% (f)	0.25% (f)	N/A	1.56% (f)	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Institutional Class inception date was May 1, 2015.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2016

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 732,731,282	$ —	$ —	$ 732,731,282
Short Term Investments	—	61,500,890	—	61,500,890
Total Assets	$ 732,731,282	$ 61,500,890	$ 0	$ 794,232,172
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (273,250)	$ —	$ —	$ (273,250)
Total Liabilities	$ (273,250)	$ 0	$ 0	$ (273,250)

Annual Report - December 31, 2016

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2016 and 2015 were as follows:
	2016	2015
Ordinary income	$9,062,343	$8,791,837
Long-term capital gain	35,913,253	42,081,317
	$44,975,596	$50,873,154
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2016. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
$-	$(719,912)	$719,912

Annual Report - December 31, 2016

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$690,716
Undistributed long-term capital gains	9,110,349
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	130,667,850
Tax composition of capital	$140,468,915
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2016 were as follows:
Federal tax cost of investments	$663,564,322
Gross unrealized appreciation on investments	169,828,740
Gross unrealized depreciation on investments	(39,160,890)
Net unrealized appreciation on investments	$130,667,850
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day,

Annual Report - December 31, 2016

depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 81 futures contracts for the reporting period.
Valuation of derivative investments as of December 31, 2016 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation	$(273,250) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2016 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,735,903	Net change in unrealized depreciation on futures contracts	$(299,462)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses except for administrative services expenses. Effective April 29, 2016, the Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. Prior to that date, the Adviser and Great-West Funds had a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $321,606 for the year ended December 31, 2016.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $208,735,399 and $201,472,115, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

Annual Report - December 31, 2016

5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2016, the Fund had securities on loan valued at $45,471,934 and received collateral as reported on the Statement of Assets and Liabilities of $46,501,325 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2016, 100% of the cash collateral liability under the securities lending agreement was against loans of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Shareholders approved a new advisory agreement which will change the Fund’s expense structure. Under the current investment advisory agreement, GWCM is responsible for paying each Fund’s operating expenses as part of the management fee. Under the new advisory agreement, GWCM’s management fee will decrease commensurate with, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and expense ratio declines due to fixed operation expenses. Additionally, breakpoints on the management fee paid to GWCM will be included in the new advisory agreement effective May 1, 2017 for the Fund. The reduced management fee will be contractual and any subsequent plans to increase the fee would require shareholder approval. GWCM has contractually agreed for a one-year renewable term beginning May 1, 2017 to limit the fees and expenses of each Fund to the total expense ratio of the Fund as of December 31, 2015. This expense limit will be subject to annual review and renewal by the Great-West Funds’ Board and GWCM may only increase this expense limit in the future with the approval of the Great-West Funds’ Board.

Annual Report - December 31, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P Mid Cap 400® Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc. as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West S&P Mid Cap 400® Index Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2017

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2016, 43% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 73	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 73	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	64	Director, Guaranty Bancorp
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Nominee		Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	64	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 62	Nominee		Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	64	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 53	Nominee		Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	64	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 42	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 49	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 60	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 35	Counsel & Assistant Secretary	Since 2015	Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 49	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 41	Assistant Treasurer	Since 2016	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund and receives no special treatment due to the relationship.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), approved an amended and restated investment advisory agreement between the Company and Great-West Capital Management, LLC (“GWCM”) (the “New Advisory Agreement”) at a meeting held on November 18, 2016 (the “November Meeting”). In considering the approval of the New Advisory Agreement, the Board considered information provided at the September 30, 2016, November 15, 2016 and November 18, 2016 meetings, as well as certain information and materials relating to GWCM that the Board had received and considered in connection with the annual evaluation of the investment advisory agreement effective March 3, 2014, as amended and restated on May 1, 2015, as further amended (the “Current Advisory Agreement”) between GWCM and Company at the Independent Directors and Board meetings held on March 16, 2016 and April 15, 2016, respectively (the “Annual Meetings”). In considering this matter, the Independent Directors were advised with respect to relevant legal standards by independent legal counsel. In addition, prior to the November Meeting, the Independent Directors discussed GWCM’s proposal and the terms of the New Advisory Agreement in private sessions with independent legal counsel.
In approving the New Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the New Advisory Agreement, including any information considered in connection with the Annual Meetings that were applicable to its review of the New Advisory Agreement. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the New Advisory Agreement and the information provided to it, the Board concluded that the New Advisory Agreement was fair and reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the New Advisory Agreement are discussed below.
Nature, Extent and Quality of Services. At the Annual Meetings, the Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the GWCM-advised Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. Additionally, at the November Meeting, the Board considered the terms of the New Advisory Agreement and GWCM’s representation to the Board that there would be no reduction in the nature, extent and quality of services to be provided to the Funds under the New Advisory Agreement. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance. At the Annual Meetings, the Board considered the investment performance of the Funds. The Board reviewed performance information for the Funds’ Institutional Class (Initial Class, through April 30, 2015), with the exception of the performance information for the Great-West Stock Index Fund’s Initial Class, as compared against their benchmark indexes and the performance of a peer group of funds selected by Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”). This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2015 and quarterly returns for the five-year period ended December 31, 2015, to the extent applicable. In evaluating the performance of the Funds, the Board noted how the Funds performed relative to the returns of the applicable benchmark and peer group. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. The Board noted that it also had received and discussed at periodic intervals information comparing the performance of the Funds to that of their benchmark indexes and to a peer group of funds. Accordingly, the Board determined that the investment performance of the Funds was satisfactory.
Costs and Profitability. At the Annual Meetings, the Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) each Fund’s management fee as provided in the Current Advisory Agreement in comparison to the contractual management fees of the peer group of funds, and (ii) each Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. The Board considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe. At the November Meeting, the Board took into consideration the proposed change in the management fee for each Fund and GWCM’s rationale for recommending the change. The Board considered each Fund’s proposed management fee and estimated total expense ratio as of June 30, 2016 relative to the Broadridge peer group averages. The Board also took into account GWCM’s undertaking to limit the expenses of each Fund and noted that the total expense ratio for each Fund will not increase as a result of the change in the management fee because GWCM would contractually limit certain fees and expenses of the Fund for a 1-year term at the expense ratio in effect for the fiscal year ended December 31, 2015.
At the Annual Meetings, the Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Additionally, at the November Meeting, the Board considered the terms of the New Advisory Agreement and any potential impact to the profitability of GWCM. The Board noted that, under the New Advisory Agreement, GWCM’s profitability was not expected to increase with respect to any Fund and that with respect to the following Funds GWCM’s profitability may decrease: Great-West Goldman Sachs Mid Cap Value Fund, Great-West Invesco Small Cap Value Fund, Great-West Multi-Manager Small Cap Growth Fund, Great-West Templeton Global Bond Fund and Great-West S&P 500 Index Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to be realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale. At the Annual Meetings and November Meeting, the Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current and proposed level of management fees payable by the Funds, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of each Fund’s assets. The Board noted that, under the New Advisory Agreement, breakpoints would be implemented for the following Funds: Great-West Goldman Sachs Mid Cap Value Fund, Great-West Invesco Small Cap Value Fund, Great-West Loomis Sayles Bond Fund, Great-West MFS International Growth Fund, Great-West Multi-Manager Small Cap Growth Fund, Great-West Putnam Equity Income Fund, Great-West High Yield Bond Fund, Great-West Templeton Global Bond Fund, Great-West International Index Fund, Great-West Real Estate Index Fund, Great-West S&P 500 Index Fund, Great-West Mid Cap 400 Index Fund, Great-West Small Cap 600 Index Fund and Great-West Stock Index Fund, and that Great-West Multi-Manager Large Cap Growth Fund’s breakpoint structure would remain the same under the New Advisory Agreement. Based on the information provided, the Board concluded for all Funds, including those without breakpoints in the management fees, any economies of scale currently being realized were appropriately being reflected in the management fee payable by the Funds.
Other Factors. At the Annual Meetings, the Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life & Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. At the November Meeting, the Board concluded that the management fees for the Funds were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the New Advisory Agreement, including the management fees, are reasonable and that the New Advisory Agreement is in the best interests of each Fund and its shareholders, and unanimously approved the New Advisory Agreement for each Fund.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen McConahey is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $820,000 for fiscal year 2015 and $866,000 for fiscal year 2016.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $90,000 for fiscal year 2015 and $60,000 for fiscal year 2016. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2015 and $0 for fiscal year 2016.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2015 equaled $745,000 and for fiscal year 2016 equaled $1,186,300.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2017